FAIR VALUE OF DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE OF DERIVATIVE LIABILITIES
FAIR VALUE OF DERIVATIVE LIABILITIES

7.FAIR VALUE OF DERIVATIVE LIABILITIES

Financial liabilities measured at fair value on a recurring basis are summarized below and disclosed on the Company’s balance sheets as of the following dates indicated:

Fair Value at September 30, 2021
	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liability on convertible notes payable, related parties	$—	$—	$—	$—
Derivative liability on bridge notes payable and bridge notes payable, related parties	—	—	—	$—
Total liabilities	$—	$—	$—	$—

	Fair value at December 31, 2020
	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liability on convertible notes payable, related parties	$2,373,000	$—	$—	$2,373,000
Total liabilities	$2,373,000	$—	$—	$2,373,000

The table below provides a summary of the changes in fair value of the derivative liabilities measured on a recurring basis using significant unobservable inputs (Level 3) during the nine months ended September 30:

	2021	2020
Balance, beginning of period	$2,373,000	$2,214,000
Derivative liability on bridge notes payable and bridge notes payable, related parties	3,614,000	—
(Gain) loss included in earnings	(1,311,700)	76,000
Write off of derivative liabilities in connection with debt conversion	(4,675,300)	—
Balance, end of period (unaudited)	$—	$2,290,000

7.FAIR VALUE OF DERIVATIVE LIABILITIES (continued)

Derivative Liability on Convertible Notes Payable, Related Parties

The Embedded Conversion Features are separately measured at fair value, with changes in fair value recognized in current operations. The Company used a scenario-based analysis to estimate the fair value of the Embedded Conversion Features at issuance of the Convertible Notes. The scenario-based analysis estimates the fair value of the Convertible Notes based on the probability-weighted present value of expected future investment returns, considering each of the possible outcomes available to the noteholders, including various IPO, settlement, equity financing, corporate transaction and dissolution scenarios. Estimating fair values of Embedded Conversion Features requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. Because the Embedded Conversion Features are initially and subsequently carried at fair values, the Company’s income will reflect the volatility in these estimate and assumption changes. The original values of the Embedded Conversion Features were recorded as a derivative liability with the offset as a debt discount to the Convertible Notes which was amortized over the original term of the Convertible Notes.

The derivative liability on the Related Party Convertible Notes was written-off on June 21, 2021, upon the conversion of the Convertible Notes to common stock in connection with the consummation of the IPO. Immediately prior to the IPO, the derivative liability was marked to fair value resulting in a loss of $117,000 for the three months ended June 30, 2021.

Derivative Liability on Bridge Notes Payable and Bridge Notes Payable, Related Parties

The Embedded Conversion Features are separately measured at fair value, with changes in fair value recognized in current operations. The Company used a scenario-based analysis to estimate the fair value of the Embedded Conversion Features at issuance of the Amended Bridge Notes. The scenario-based analysis estimates the fair value of the Amended Bridge Notes based on the probability-weighted present value of expected future investment returns, considering each of the possible outcomes available to the noteholders, including various IPO, and settlement scenarios. Estimating fair values of Embedded Conversion Features requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. Because the Embedded Conversion Features are initially and subsequently carried at fair values, the Company’s income will reflect the volatility in these estimate and assumption changes. The Amended Bridge Notes Embedded Conversion Features were initially recorded as a component of the loss on debt extinguishment with an offset to the derivative liability at fair value. No related discount will be recorded on the Amended Bridge Notes, and the derivative liability will not be amortized using the effective interest rate over the term of the Amended Bridge Notes.

The derivative liability balance on the Amended Bridge Notes payable of $2,031,300 was written off on June 21, 2021, upon the conversion of the Amended Bridge Notes to common stock in connection with the consummation of the IPO, as the Amended Bridge Notes did not contain any further conversion features subsequent to the IPO. Immediately prior to the IPO, the derivative liability was marked to fair value. A portion of the Bridge Note holders did not elect to convert at the IPO, as a result, the Company recorded a gain of $1,630,700 for the three months ended June 30, 2021.

6.FAIR VALUE OF DERIVATIVE LIABILITY

Financial liabilities measured at fair value on a recurring basis are summarized below and disclosed on the Company’s balance sheets as of the following dates indicated:

	Fair value at December 31, 2020
	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liability	$2,373,000	$—	$—	$2,373,000
Total liabilities	$2,373,000	$—	$—	$2,373,000

	Fair value at December 31, 2019
	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liability	$2,214,000	$—	$—	$2,214,000
Total liabilities	$2,214,000	$—	$—	$2,214,000

The table below provides a summary of the changes in fair value of the derivative liability measured on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31:

	2020	2019
Balance, beginning of period	$2,214,000	$2,765,000
Loss (gain) included in earnings	159,000	(551,000)
Balance, end of period	$2,373,000	$2,214,000

6.FAIR VALUE OF DERIVATIVE LIABILITY (continued)

The Embedded Conversion Features are separately measured at fair value, with changes in fair value recognized in current operations. The Company used a scenario-based analysis to estimate the fair value of the Embedded Conversion Features at issuance of the Convertible Notes and as of December 31, 2020 and 2019. The scenario-based analysis estimates the fair value of the convertible promissory notes based on the probability-weighted present value of expected future investment returns, considering each of the possible outcomes available to the noteholders, including various IPO, settlement, equity financing, corporate transaction and dissolution scenarios. Estimating fair values of Embedded Conversion Features requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. Because the Embedded Conversion Features are initially and subsequently carried at fair values, the Company’s income will reflect the volatility in these estimate and assumption changes. The original values of the Embedded Conversion Features were recorded as a derivative liability with the offset as a debt discount to the Convertible Notes which was amortized over the original term of the Convertible Notes.